Summary of Significant Accounting Policies - Detail Information of Subsidiaries (Parenthetical) (Detail)	Dec. 31, 2021	Oct. 31, 2021	Aug. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Jul. 31, 2020	Jul. 01, 2020	Apr. 30, 2020
Spring House Entertainment Tech. Inc. ("SHE") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	56.00%					56.00%
CHT Security Co., Ltd. ("CHTSC") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	77.00%					80.00%
International Integrated Systems, Inc. ("IISI") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	51.00%					51.00%	51.54%
Percentage of additional ownership interest obtained								20.38%
Senao International (Samoa) Holding Ltd. ("SIS") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		48.15%		8.14%
Senao International HK Limited ("SIHK") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership			47.79%		8.15%
Chunghwa Telecom Co., Ltd. and Chunghwa Investment Co., Ltd. [Member] | CHIEF Telecom Inc. ("CHIEF") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	58.89%					59.08%
Youth Co., Ltd. ("Youth") [Member] | Senao International Co., Ltd. (SENAO) [Member] | Bottom of Range [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests									92.89%
Youth Co., Ltd. ("Youth") [Member] | Senao International Co., Ltd. (SENAO) [Member] | Top of Range [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests									95.79%
Chunghwa Investment Co., Ltd. ("CHI") [Member] | Chunghwa Precision Test Tech. Co., Ltd. ("CHPT") [Member] | Bottom of Range [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	50.00%
Chunghwa Precision Test Tech. International Ltd. ("CHPT (International)") [Member] | Su Zhou Precision Test Tech. Ltd. ("SZPT") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	100.00%					100.00%